INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible assets
Less: Accumulated amortization	¥ (147,064)		¥ (119,342)
Total estimated amortization expenses	163,503	$ 25,058	203,162
Computer software
Intangible assets
Gross book value	30,654		30,321
Acquired technology
Intangible assets
Gross book value	60,251		60,251
Trade names
Intangible assets
Gross book value	95,783		95,783
Customer relationships
Intangible assets
Gross book value			12,270
Acquired program transmission license
Intangible assets
Gross book value	119,728		119,728
Acquired training licenses
Intangible assets
Gross book value	¥ 4,151		¥ 4,151